Investment Properties	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Investment Properties
19.	Investment Properties

(1)	Investment properties as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	200,391	—	—	200,391
Buildings		59,347	(29)	(34,514)	24,804

	￦	259,738	(29)	(34,514)	225,195

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	201,605	—	—	201,605
Buildings		19,543	(30)	(8,334)	11,179

	￦	221,148	(30)	(8,334)	212,784

(2)	Changes in investment properties for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	129,897	—	70,494	200,391
Buildings		28,696	(1,454)	(2,409)	24,833
(Government grants)		(13)	1	(17)	(29)

	￦	158,580	(1,453)	68,068	225,195

		2021
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	200,391	—	1,214	201,605
Buildings		24,833	(1,387)	(12,237)	11,209
(Government grants)		(29)	1	(2)	(30)

	￦	225,195	(1,386)	(11,025)	212,784

(3)	Income and expenses related to investment properties for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Rental income	￦	8,335	10,118
Operating and maintenance expenses related to rental income		(1,453)	(1,386)

	￦	6,882	8,732

(4)	Fair value of investment properties as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	200,391	300,001	201,605	268,702
Buildings		24,804	44,597	11,179	13,636

	￦	225,195	344,598	212,784	282,338

The Company determined the fair value of investment property on the transition date based on valuations conducted by an independent valuation firm that is independent of the Company. The valuation firm has appropriate qualifications and experience in the valuation of real estate in the Republic of Korea, and the valuation was conducted using a comparison method, which is a method of obtaining economic value based on the marketability of the property. The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment properties are held under freehold interests.